PIMCO Equity Series

Supplement dated May 28, 2021 to the REALPATH® Blend Funds Prospectus dated October 30, 2020, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend

2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund,

PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO

REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund and PIMCO

REALPATH® Blend 2060 Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the Funds are jointly and primarily managed by Erin Browne, Graham Rennison and Brendon Shvetz.

Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund Summary for each of the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund and PIMCO REALPATH® Blend 2055 Fund in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Erin Browne, Graham Rennison and Brendon Shvetz. Ms. Browne is a Managing Director of PIMCO, and Messrs. Rennison and Shvetz are Senior Vice Presidents of PIMCO. Mr. Rennison has jointly and primarily managed the Fund since December 2015. Ms. Browne has jointly and primarily managed the Fund since January 2019. Mr. Shvetz has jointly and primarily managed the Fund since May 2021.

In addition, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO REALPATH® Blend 2060 Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Erin Browne, Graham Rennison and Brendon Shvetz. Ms. Browne is a Managing Director of PIMCO, and Messrs. Rennison and Shvetz are Senior Vice Presidents of PIMCO. Ms. Browne and Mr. Rennison have jointly and primarily managed the Fund since its inception in December 2019, and Mr. Shvetz has jointly and primarily managed the Fund since May 2021.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO REALPATH® Blend
Income Fund

PIMCO REALPATH® Blend
2025 Fund

PIMCO REALPATH® Blend
2030 Fund

PIMCO REALPATH® Blend
2035 Fund

PIMCO REALPATH® Blend
2040 Fund

PIMCO REALPATH® Blend
2045 Fund

PIMCO REALPATH® Blend
2050 Fund

PIMCO REALPATH® Blend
2055 Fund

PIMCO REALPATH® Blend
2060 Fund

	Erin Browne	1/19 1/19 1/19 1/19 1/19 1/19 1/19 1/19 12/19*

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

PIMCO REALPATH® Blend
Income Fund

PIMCO REALPATH® Blend
2025 Fund

PIMCO REALPATH® Blend
2030 Fund

PIMCO REALPATH® Blend
2035 Fund

PIMCO REALPATH® Blend
2040 Fund

PIMCO REALPATH® Blend
2045 Fund

PIMCO REALPATH® Blend
2050 Fund

PIMCO REALPATH® Blend
2055 Fund

PIMCO REALPATH® Blend
2060 Fund

	Graham A. Rennison	12/15 12/15 12/15 12/15 12/15 12/15 12/15 12/15 12/19*

Senior Vice President, PIMCO. Mr. Rennison is a portfolio manager in the quantitative strategies group. He was previously a member of the client analytics group, advising clients on strategic asset allocation. Prior to joining PIMCO in 2011, Mr. Rennison was a director and head of systematic strategies research at Barclays Capital in New York and also spent five years at Lehman Brothers. He holds master’s and undergraduate degrees in mathematics from Cambridge University, England.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO REALPATH® Blend
Income Fund

PIMCO REALPATH® Blend
2025 Fund

PIMCO REALPATH® Blend
2030 Fund

PIMCO REALPATH® Blend
2035 Fund

PIMCO REALPATH® Blend
2040 Fund

PIMCO REALPATH® Blend
2045 Fund

PIMCO REALPATH® Blend
2050 Fund

PIMCO REALPATH® Blend
2055 Fund

PIMCO REALPATH® Blend
2060 Fund

	Brendon Shvetz	5/21 5/21 5/21 5/21 5/21 5/21 5/21 5/21 5/21

Senior Vice President, PIMCO. Mr. Shvetz is a portfolio manager in the Newport Beach office, responsible for developed and emerging market rates and foreign exchange. Previously, he focused on short duration assets and portfolios. He has served as a rotating member of the firm’s Investment Committee and Americas Portfolio Committee. Prior to joining PIMCO in 2009, he worked in foreign policy, serving at the U.S. State Department on the Secretary of State’s staff and in the department’s 24-hour command center. Before that he was an aide in Congress. He holds an MBA from Stanford Graduate School of Business and an undergraduate degree from the Wharton School of the University of Pennsylvania.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_052821

PIMCO Equity Series

Supplement dated May 28, 2021 to the

Statement of Additional Information dated October 30, 2020, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH®

Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund,

PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO

REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund and PIMCO

REALPATH® Blend 2060 Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the Funds are jointly and primarily managed by Erin Browne, Graham Rennison and Brendon Shvetz.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Shvetz[7]
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[7]

Effective May 28, 2021, Mr. Shvetz co-manages the PIMCO REALPATH® Blend Income Fund ($152 million), PIMCO REALPATH® Blend 2025 Fund ($114.6 million), PIMCO REALPATH® Blend 2030 Fund ($138.7 million), PIMCO REALPATH® Blend 2035 Fund ($104.5 million), PIMCO REALPATH® Blend 2040 Fund ($116.5 million), PIMCO REALPATH® Blend 2045 Fund ($108.7 million), PIMCO REALPATH® Blend 2050 Fund ($125.8 million), PIMCO REALPATH® Blend 2055 Fund ($58.4 million) and PIMCO REALPATH® Blend 2060 Fund ($2.9 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective May 28, 2021, the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund and PIMCO REALPATH® Blend 2060 Fund are jointly and primarily managed by Erin Browne, Graham Rennison and Brendon Shvetz. Information pertaining to accounts managed by Mr. Shvetz is as of March 31, 2021.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Shvetz[1]	PIMCO REALPATH® Blend Income Fund	None
	PIMCO REALPATH® Blend 2025 Fund	None
	PIMCO REALPATH® Blend 2030 Fund	None
	PIMCO REALPATH® Blend 2035 Fund	None
	PIMCO REALPATH® Blend 2040 Fund	None
	PIMCO REALPATH® Blend 2045 Fund	None
	PIMCO REALPATH® Blend 2050 Fund	None
	PIMCO REALPATH® Blend 2055 Fund	None
	PIMCO REALPATH® Blend 2060 Fund	None

[1]

Effective May 28, 2021, Mr. Shvetz co-manages the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund and PIMCO REALPATH® Blend 2060 Fund. Information for Mr. Shvetz is as of March 31, 2021.

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_052821